NOTE PAYABLE (Detail) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Dec. 31, 2019	Dec. 31, 2018	Sep. 17, 2019
Debt Instrument [Line Items]
Cash received	$ 128,002,720		$ 143,459,048
Accretion expense	338,000		387,000
Amortization expense	363,183	$ 227,374	965,239	$ 675,087
Notes Payable to Banks | Polar Multi Strategy Master Fund
Debt Instrument [Line Items]
Principal amount					$ 14,000,000
Interest rate					8.00%
Cash received	7,400,000		12,600,000
Original issue discount	1,400,000		1,400,000
Unrecognized amount	675,000		1,000,000
Legal and underwriting costs	1,100,000		1,100,000
Amortization expense	280,000		373,000
Deferred financing costs	$ 500,000		$ 748,000
Fair value ratio percent	75.00%		75.00%